Summary of Significant Accounting Policies - Evernorth - Annual (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of Financial Liabilities Measured at Fair Value
Below summarizes the financial liabilities measure at fair value as of December 31, 2025:

Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	764,570,995	764,570,995
Total financial liabilities	—	—	764,570,995	764,570,995